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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2011

Date of Reporting Period:	July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—95.0%
	Alabama—0.9%
$2,500	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.875%, 11/15/24, Ser. A	Baa2/NR	$2,502,650
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
250	5.50%, 1/1/28	NR/NR	208,835
885	5.50%, 1/1/43	NR/NR	663,874
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	Baa2/BBB-	1,286,307

			4,661,666

	Alaska—1.1%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	Aa2/AAA	3,772,328
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36	NR/NR	523,539
2,400	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,573,608

			5,869,475

	Arizona—4.9%
5,000	Apache Cnty. Industrial Dev. Auth. Rev.,
	Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	5,014,700
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	NR/A+	2,112,710
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	2,162,792
2,500	Maricopa Cnty. Pollution Control Corp. Rev., 5.00%, 6/1/35, Ser. A	A1/A	2,526,925
4,150	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., 6.375%, 9/1/29, Ser. A	Baa3/BBB-	4,247,857
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	Aa1/AA	5,262,600
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	3,721,578

			25,049,162

	Arkansas—0.4%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	Aa2/NR	2,324,920

	California—8.0%
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	3,374,220
6,000	Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,591,320
2,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,130,420
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AAA	4,271,610
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	Aa3/AA-	5,146,700
	State, GO,
300	5.00%, 6/1/37	A1/A-	293,475
4,200	6.00%, 4/1/38	A1/A-	4,534,782
	Statewide Communities Dev. Auth. Rev.,
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	1,031,800
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	Aa2/AA	3,000,712
9,500	6.75%, 2/1/38	Aa2/AA	10,899,730

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	California (continued)
$4,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA-	$1,711,400

			40,986,169

	Colorado—0.6%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	353,470
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	447,692
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	554,290
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa2/AA-	1,612,725

			2,968,177

	Connecticut—0.2%
1,000	State Dev. Auth. Rev., Connecticut Light & Power Co., 5.85%, 9/1/28, Ser. A	Baa1/BBB	1,017,910

	Delaware—0.1%
650	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%, 2/1/31	Baa2/BBB+	672,314

	District of Columbia—1.3%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	Aa3/A+	2,780,600
3,895	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	3,943,493

			6,724,093

	Florida—4.0%
895	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	777,200
4,000	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (i)	Aa2/AA	4,208,280
500	Lee Cnty. Industrial Dev. Auth. Rev., Sara Lee Charter Foundation, 5.375%, 6/15/37, Ser. A	NR/BB	410,445
3,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,077,880
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	Aa3/AAA	1,301,412
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	Aa1/AAA	4,089,735
5,685	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	6,515,124

			20,380,076

	Georgia—0.4%
2,300	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	1,881,699

	Illinois—4.9%
	Chicago, GO,
5,000	5.00%, 1/1/34, Ser. C (i)	Aa2/AA-	5,092,550
10,115	Chicago Board of Education School Reform, GO, zero coupon, 12/1/31, Ser. A (FGIC-NPFGC)	Aa2/AA-	2,957,626
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AAA	1,273,963
	Finance Auth. Rev.,
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	1,009,520
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	440,644
	Univ. of Chicago,
190	5.25%, 7/1/41, Ser. 05-A	Aa1/AA	193,230
10,000	5.50%, 7/1/37, Ser. B (i)	Aa1/AA	10,972,500
1,900	Springfield Electric Rev., 5.00%, 3/1/36	Aa3/AA-	1,917,822
1,495	Univ. of Illinois Rev., 5.25%, 4/1/32, Ser. B (FGIC-NPFGC)	Aa2/AA-	1,500,561

			25,358,416

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Indiana—0.7%
	Finance Auth. Rev.,
$1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	$1,630,200
1,000	United States Steel Corp., 6.00%, 12/1/26	Ba2/BB	1,032,110
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	A1/A+	1,077,870

			3,740,180

	Iowa—1.7%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	3,283,782
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	NR/NR	3,344,565
1,500	6.75%, 11/15/42	NR/NR	1,408,485
1,600	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A (b)	NR/NR	969,440

			9,006,272

	Kansas—1.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA-	1,101,880
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	NR/NR	815,970
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	513,130
5,000	Wichita Hospital Rev., Facs. Improvements, 5.625%, 11/15/31, Ser. III	NR/A+	5,108,300

			7,539,280

	Kentucky—1.0%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,097,780
1,200	5.625%, 8/15/27	Aa3/NR	1,314,180
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,042,500
760	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	762,789
1,000	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A	Baa1/BBB-	1,023,570

			5,240,819

	Louisiana—6.2%
3,930	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA)	NR/NR	3,612,535
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	A3/BBB+	751,350
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	27,379,500

			31,743,385

	Maryland—0.3%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	1,540,650

	Massachusetts—0.4%
550	Dev. Finance Agcy. Rev., Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	399,867
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	1,647,090

			2,046,957

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Michigan—2.2%
$1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (NPFGC)	Baa1/A	$988,380
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,055,052
	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
50	5.25%, 11/15/35, Ser. M (NPFGC)	A1/A	47,321
1,500	8.25%, 9/1/39	A1/A	1,800,660
3,260	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13, Ser. A	Ba3/BB-	3,270,562
2,000	Strategic Fund Rev., Detroit Edison Co. Pollution Control, 5.45%, 9/1/29, Ser. C	A2/A-	2,014,840

			11,176,815

	Minnesota—0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	A2/A	96,320
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	1,509,255
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	NR/NR	459,545

			2,065,120

	Missouri—0.2%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	949,220

	Montana—0.2%
1,000	Forsyth Pollution Control Rev., 5.00%, 5/1/33, Ser. A	A3/A-	1,042,930

	Nevada—3.1%
5,000	Clark Cnty., GO, 4.75%, 6/1/30 (AGM)	Aaa/AAA	4,999,700
	Washoe Cnty., Water & Sewer, GO (NPFGC),
9,755	5.00%, 1/1/35	Aa1/AA	9,916,153
1,030	5.00%, 1/1/35 (Pre-refunded @ $100, 1/1/16) (c)	Aa1/AA	1,214,236

			16,130,089

	New Hampshire—0.6%
3,000	Business Finance Auth. Pollution Control Rev., Connecticut Light & Power Co., 5.85%, 12/1/22, Ser. A	Baa1/BBB	3,053,820

	New Jersey—5.4%
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	Aa3/AAA	2,212,880
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	Baa3/NR	16,829,860
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	913,470
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,115,440
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	5,990,530

			28,062,180

	New Mexico—1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	1,006,570
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	Aa3/AA-	6,544,192

			7,550,762

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New York—6.8%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
$7,500	5.25%, 10/1/35	A1/A	$7,690,200
3,000	5.50%, 10/1/37	A1/A	3,175,140
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	4,206,930
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
13,000	5.00%, 6/15/26, Ser. E (i)	Aa1/AAA	13,297,050
670	5.00%, 6/15/37, Ser. D (i)	Aa1/AAA	698,113
3,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	3,162,330
1,000	State Dormitory Auth. Rev., 5.00%, 3/15/38, Ser. A	NR/AAA	1,060,990
1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa1/BBB	1,625,618

			34,916,371

	North Carolina—0.3%
570	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	581,508
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	NR/NR	1,098,630

			1,680,138

	Ohio—2.8%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	7,851,690
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	536,340
	Lorain Cnty. Hospital Rev., Catholic Healthcare, Ser. A,
2,500	5.625%, 10/1/17	A1/AA-	2,582,800
2,565	5.75%, 10/1/18	A1/AA-	2,650,594
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	526,525
250	State Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	256,847

			14,404,796

	Oregon—0.5%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	A2/BBB+	2,125,880
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	Aa2/AA-	634,404

			2,760,284

	Pennsylvania—6.1%
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	Aa2/AA	5,222,150
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,796,780
	Higher Educational Facs. Auth. Rev.,
500	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB-	508,935
750	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA-	772,410
6,200	UPMC Health System, 6.00%, 1/15/31, Ser. A (Pre-refunded @ $101, 1/15/11) (c)	Aa3/A+	6,421,154
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	NR/NR	741,765
85	6.375%, 7/1/30	NR/NR	82,617

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Pennsylvania (continued)
$1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	$1,135,541
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AAA	7,268,240
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,701,739
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	521,720
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A3/A-	2,030,220

			31,203,271

	Puerto Rico—1.3%
135	Commonwealth of Puerto Rico, Public Improvements, GO, 5.00%, 7/1/35, Ser. B	A3/BBB-	132,542
	Sales Tax Financing Corp. Rev.,
32,550	zero coupon, 8/1/54, Ser. A (AMBAC)	Aa2/AA-	2,045,442
29,200	zero coupon, 8/1/56, Ser. A	Aa2/AA-	1,589,648
3,000	5.375%, 8/1/38, Ser. C	A1/A+	3,040,500

			6,808,132

	Rhode Island—4.4%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	22,634,514

	South Carolina—1.4%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,543,575
2,000	5.50%, 10/1/26	A2/A	2,015,780
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	400,374
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA-	1,081,790

			7,041,519

	Tennessee—4.7%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(e)(j) (acquisition cost-$935,300; purchased 6/29/01)	NR/NR	942,331
5,000	Metropolitan Gov’t Nashville & Davidson Cnty. Health & Educational Facs. Board Rev., Vanderbilt Univ., 5.00%, 10/1/39, Ser. 3012 (i)	Aa2/AA	5,364,150
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	Baa1/A	373,308
5,000	5.00%, 2/1/27, Ser. C	Baa1/A	4,895,550
6,460	5.25%, 9/1/17, Ser. A	Ba3/BB+	6,752,573
600	5.25%, 9/1/21, Ser. A	Ba3/BB+	613,128
300	5.25%, 9/1/22, Ser. A	Ba3/BB+	305,634
5,000	5.25%, 9/1/24, Ser. A	Ba3/BB+	5,059,400

			24,306,074

	Texas—8.6%
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	4,295,500
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AAA	1,240,956
20	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,457
285	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	289,574
	Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	A2/A	6,438,055

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Texas (continued)
$150	5.25%, 12/15/25, Ser. A	A2/A	$147,969
6,500	6.25%, 12/15/26, Ser. D	A2/A	7,072,585
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A1/A+	4,328,688
4,200	5.50%, 12/15/38	A1/A+	4,362,204
	North Texas Tollway Auth. Rev.,
3,000	5.25%, 1/1/44, Ser. C	A2/A-	3,040,560
6,050	5.625%, 1/1/33, Ser. A	A2/A-	6,338,585
600	5.75%, 1/1/33, Ser. F	A3/BBB+	629,436
400	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	397,576
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	4,490,880
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	NR/BBB+	1,014,860

			44,107,885

	U. S. Virgin Islands—0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	478,535

	Utah—1.4%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	WR/AA+	7,190,890

	Virginia—0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,083,880
2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,967,200

			3,051,080

	Washington—1.1%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AAA	752,990
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	281,690
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	2,054,440
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A
275	5.25%, 1/1/17	NR/NR	239,253
3,600	5.625%, 1/1/38	NR/NR	2,282,616

			5,610,989

	Wisconsin—2.7%
	Health & Educational Facs. Auth. Rev.,
2,230	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	NR/A	2,230,557
500	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	547,495
10,000	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA-	11,027,800

			13,805,852

	Total Municipal Bonds & Notes (cost—$470,909,496)		488,782,886

VARIABLE RATE NOTES (a)(d)(f)(g)—3.1%
	Illinois—1.2%
5,950	Cook Cnty., GO, 7.62%, 11/15/28, Ser. 458 (FGIC)	Aa3/NR	5,972,312

PIMCO Municipal Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Texas—0.4%
$1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.824%, 2/1/17, Ser. 3480	NR/AA+	$1,119,990
	JPMorgan Chase Putters/Drivers Trust Rev.,
200	8.26%, 2/1/27, Ser. 3224	Aa1/NR	241,272
600	8.344%, 10/1/31, Ser. 3227	NR/AAA	726,324

			2,087,586

	Washington—1.5%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.318%, 8/1/28, Ser. 3388	NR/AA+	7,919,091

	Total Variable Rate Notes (cost—$14,151,152)		15,978,989

SHORT-TERM INVESTMENT (h)—1.9%
Corporate Notes—1.9%
	Financial Services—1.9%
10,000	American General Finance Corp., 4.625%, 9/1/10 (cost—$9,758,887)	B2/B	9,975,000

	Total Investments (cost—$494,819,535)—100.0%		$514,736,875

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $16,921,320 representing 3.3% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate of another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2010.

(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreement.

(i)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Restricted. The aggregate acquisition cost of such securities is $935,300 and the aggregate market value is $942,331, representing 0.2% of total investments.
Glossary:
ACA—insured by American Capital Access Holding Ltd.
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
WR—Withdrawn Rating

Other Investments:
(A) Open reverse repurchase agreements at July 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Bank of America	0.70%	7/9/10	8/10/10	$9,127,830	$9,123,750

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended July 31, 2010 was $9,042,065 at a weighted average interest rate of 0.68%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $9,975,000.
At July 31, 2010 the Fund held $2,486 in principal value of U.S. Government Agency securities as collateral for open reverse repurchase agreements. Collateral held as securities will not be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at July 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/10

Investments in Securities — Assets
Municipal Bonds & Notes	—	$488,782,886	—	$488,782,886
Variable Rate Notes	—	15,978,989	—	15,978,989
Short-Term Investment	—	9,975,000	—	9,975,000

Total Investments	—	$514,736,875	—	$514,736,875

There were no transfers into and out of Levels 1 and 2 during the three months ended July 31, 2010.
A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended July 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized			Ending
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Balance
	4/30/10	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3*	7/31/10

Investments in Securities — Assets
Municipal Bonds & Notes	$470,000	—	—	—	—	—	$(470,000)	—

Total Investments	$470,000	—	—	—	—	—	$(470,000)	—

*	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.
There was no change in net unrealized appreciation/depreciation of Level 3 investments which the Fund held at July 31, 2010.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 17, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 17, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 17, 2010